Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 838	$ 857	$ 567
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	336
Derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period			21
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period			584
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	648	4,844	5,514
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0		0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ (8)	$ 19	$ 25